Promissory Note (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jul. 07, 2023
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Amount	$ 11,450,455
Gain (Loss) on Extinguishment of Debt	$ 6,843,707	$ 909,486
2023 Promissory Note [Member]
Debt Instrument [Line Items]
Long term debt			$ 120,000
Long term debt			5.00%
Interest expense		750
Debt Conversion, Converted Instrument, Amount		120,000
[custom:DebtConversionConvertedInterestAmount1]		$ 3,767
Debt Conversion, Converted Instrument, Shares Issued		1,050,000
[custom:DebtConversionConvertedInstrumentSharesIssuedValue]		$ 902,790
Gain (Loss) on Extinguishment of Debt		$ 779,024